UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY


Investment Company Act file number 811-8081

Name of Fund:  MuniHoldings Fund, Inc.

Fund Address:  P.O. Box 9011
               Princeton, NJ  08543-9011

Name and address of agent for service: Robert C. Doll, Jr., President, MuniHoldings Fund, Inc., 800 Scudders Mill Road,
     Plainsboro, NJ, 08536.  Mailing address:  P.O. Box 9011,
     Princeton, NJ, 08543-9011

Registrant's telephone number, including area code:  (609) 282-2800

Date of fiscal year end: 04/30/05

Date of reporting period: 11/01/04 - 1/31/05

Item 1 - Schedule of Investments

MuniHoldings Fund, Inc.
Schedule of Investments as of January 31, 2005                                                               (in Thousands)
                        Face
State                 Amount   Municipal Bonds                                                                        Value
Alabama - 2.2%        $1,750   Camden, Alabama, IDB, Exempt Facilities Revenue Bonds (Weyerhaeuser Company),
                               Series A, 6.125% due 12/01/2024                                                     $  1,896
                       2,850   Jefferson County, Alabama, Limited Obligation School Warrants, Series A,
                               5% due 1/01/2024                                                                       2,979

Arizona - 2.9%         2,300   Maricopa County, Arizona, IDA, Education Revenue Bonds (Arizona Charter
                               Schools Project 1), Series A, 6.75% due 7/01/2029                                      2,286
                       1,200   Maricopa County, Arizona, Pollution Control Corporation, PCR, Refunding
                               (El Paso Electric Company Project), Series A, 6.25% due 5/01/2037                      1,220
                       3,000   Phoenix, Arizona, IDA, Airport Facility, Revenue Refunding Bonds
                               (America West Airlines Inc. Project), AMT, 6.30% due 4/01/2023                         2,258
                         675   Show Low, Arizona, Improvement District No. 5, Special Assessment Bonds,
                               6.375% due 1/01/2015                                                                     707

Arkansas - 2.5%                University of Arkansas, University Construction Revenue Bonds (UAMS Campus),
                               Series B (h):
                       2,000         5% due 11/01/2023                                                                2,157
                       3,250         5% due 11/01/2034                                                                3,403

California - 22.7%       875   Agua Caliente Band of Cahuilla Indians, California, Casino Revenue Bonds,
                               5.60% due 7/01/2013                                                                      892
                       2,965   California Infrastructure and Economic Development Bank, Insured Revenue Bonds
                               (Rand Corporation), Series A, 5.50% due 4/01/2032 (a)                                  3,278
                       7,000   California State Department of Water Resources, Power Supply Revenue Bonds,
                               Series A, 5.25% due 5/01/2020                                                          7,612
                       3,000   California State, GO, Refunding, 5.375% due 10/01/2027                                 3,254
                       6,800   California State Public Works Board, Lease Revenue Bonds (Department of
                               Corrections), Series C, 5.25% due 6/01/2028                                            7,173
                       2,500   California State, Various Purpose, GO, 5.50% due 4/01/2028                             2,728
                       3,870   California Statewide Communities Development Authority, Health Facility Revenue
                               Bonds (Memorial Health Services), Series A, 6% due 10/01/2023                          4,381

Portfolio Abbreviations

To simplify the listings of MuniHoldings Fund, Inc.'s portfolio holdings in the Schedule of Investments, we have abbreviated the names of many of the securities according to the list below.


AMT        Alternative Minimum Tax (subject to)
EDA        Economic Development Authority
FHA        Federal Housing Authority
GO         General Obligation Bonds
HDA        Housing Development Authority
IDA        Industrial Development Authority
IDB        Industrial Development Board
IDR        Industrial Development Revenue Bonds
PCR        Pollution Control Revenue Bonds
RIB        Residual Interest Bonds
VRDN       Variable Rate Demand Notes



MuniHoldings Fund, Inc.
Schedule of Investments as of January 31, 2005 (concluded)                                                   (in Thousands)
                        Face
State                 Amount   Municipal Bonds                                                                        Value
California                     Golden State Tobacco Securitization Corporation of California, Tobacco
(concluded)                    Settlement Revenue Bonds:
                    $  1,165         Series A-3, 7.875% due 6/01/2042                                           $     1,301
                       3,000         Series B, 5.75% due 6/01/2021                                                    3,209
                       1,670         Series B, 5.625% due 6/01/2033                                                   1,806
                       6,555   Los Angeles, California, Unified School District, GO, Series A,
                               5% due 1/01/2028 (h)                                                                   6,885
                               Montebello, California, Unified School District, GO (b):
                       2,405         5.61%* due 8/01/2022                                                             1,063
                       2,455         5.61%* due 8/01/2023                                                             1,025
                       2,095   Oceanside, California, Unified School District, GO (Election of 2000),
                               Series C, 5.25% due 8/01/2032 (h)                                                      2,255
                       3,950   Sacramento County, California, Sanitation District Financing Authority,
                               Revenue Refunding Bonds, RIB, Series 366, 9.612% due 12/01/2027 (f)                    4,250

Colorado - 2.7%        2,645   Elk Valley, Colorado, Public Improvement Revenue Bonds (Public Improvement Fee),
                               Series A, 7.35% due 9/01/2031                                                          2,831
                       3,000   Interlocken, Colorado, GO, Refunding (Metropolitan District), Series A, 5.75%
                               due 12/15/2019 (c)(j)                                                                  3,297

Connecticut - 2.4%     2,165   Connecticut State Development Authority, Airport Facility Revenue Bonds
                               (LearJet Inc. Project), AMT, 7.95% due 4/01/2026                                       2,525
                       2,735   Connecticut State Development Authority, IDR (AFCO Cargo BDL-LLC Project),
                               AMT, 8% due 4/01/2030                                                                  2,876

Florida - 5.7%         1,430   Broward County, Florida, Airport Exempt Facility Revenue Bonds (Learjet Inc.
                               Project), AMT, 7.50% due 11/01/2020                                                    1,616
                               Midtown Miami, Florida, Community Development District, Special Assessment
                               Revenue Bonds:
                       2,250         Series A, 6.25% due 5/01/2037                                                    2,337
                       2,550         Series B, 6.50% due 5/01/2037                                                    2,665
                       3,225   Orange County, Florida, Health Facilities Authority, Hospital Revenue Bonds
                               (Orlando Regional Healthcare), 6% due 12/01/2028                                       3,515
                       1,000   Orlando, Florida, Urban Community Development District, Capital Improvement
                               Special Assessment Bonds, Series A, 6.95% due 5/01/2033                                1,069
                       1,700   Preserve at Wilderness Lake, Florida, Community Development District,
                               Capital Improvement Bonds, Series A, 5.90% due 5/01/2034                               1,716

Georgia - 0.8%         1,750   Atlanta, Georgia, Tax Allocation Revenue Bonds (Atlantic Station Project),
                               7.90% due 12/01/2024                                                                   1,910

Illinois - 3.6%          790   Beardstown, Illinois, IDR (Jefferson Smurfit Corp. Project), 8% due 10/01/2016           836
                       1,000   Chicago, Illinois, O'Hare International Airport, Special Facility Revenue
                               Refunding Bonds (American Airlines Inc. Project), 8.20% due 12/01/2024                   854
                       1,200   Chicago, Illinois, Special Assessment Bonds (Lake Shore East), 6.75% due
                               12/01/2032                                                                             1,245
                       4,000   Illinois HDA, Homeowner Mortgage Revenue Bonds, AMT, Sub-Series C-2, 5.35%
                               due 2/01/2027                                                                          4,111
                       1,000   Illinois Health Facilities Authority, Revenue Refunding Bonds (University
                               of Chicago Hospitals), VRDN, 1.84% due 8/01/2026 (e)(h)                                1,000

Indiana - 2.4%         8,985   Allen County, Indiana, Redevelopment District Tax Increment Revenue Bonds
                               (General Motors Development Area), 7%* due 11/15/2013                                  5,515

Kentucky - 1.0%        2,000   Louisville and Jefferson Counties, Kentucky, Metropolitan Sewer District,
                               Sewer and Drain System Revenue Bonds, Series A, 5.50% due 5/15/2034 (h)                2,229

Louisiana - 1.5%       3,145   Louisiana Public Facilities Authority, Mortgage Revenue Refunding Bonds
                               (Baton Rouge General Medical Center Project), 5.25% due 7/01/2033 (h)                  3,342

Maryland - 4.9%        1,875   Anne Arundel County, Maryland, Special Obligation Revenue Bonds (Arundel
                               Mills Project), 7.10% due 7/01/2009 (g)                                                2,238
                               Maryland State Economic Development Corporation, Student Housing Revenue Bonds
                               (University of Maryland College Park Project):
                       1,760         6% due 6/01/2021                                                                 1,919
                       1,700         6.50% due 6/01/2027                                                              1,862
                       2,750   Maryland State Energy Financing Administration, Limited Obligation Revenue Bonds
                               (Cogeneration-AES Warrior Run), AMT, 7.40% due 9/01/2019                               2,813
                       2,000   Maryland State Health and Higher Educational Facilities Authority Revenue Bonds
                               (Calvert Health System), 5.50% due 7/01/2036                                           2,109

Massachusetts - 0.4%   1,000   Massachusetts State Development Finance Agency, Revenue Refunding Bonds
                               (Eastern Nazarene College), 5.625% due 4/01/2029                                         901

Michigan - 2.4%        1,400   Flint, Michigan, Hospital Building Authority, Revenue Refunding Bonds
                               (Hurley Medical Center), Series A, 6% due 7/01/2020 (k)                                1,540
                         700   Michigan State Hospital Finance Authority Revenue Bonds (Ascension Health),
                               VRDN, Series B-1, 1.82% due 11/15/2033 (e)                                               700
                       3,055   Michigan State Strategic Fund, Limited Obligation Revenue Refunding Bonds
                               (Detroit Edison Pollution Control), AMT, Series B, 5.65% due 9/01/2029                 3,208

Minnesota - 1.6%       3,500   Minneapolis, Minnesota, Community Development Agency, Supported Development
                               Revenue Refunding Bonds, Series G-3, 5.45% due 12/01/2031                              3,699

Mississippi - 4.5%     7,675   Claiborne County, Mississippi, PCR, Refunding (System Energy Resources Inc.
                               Project), 6.20% due 2/01/2026                                                          7,676
                       2,500   Mississippi Business Finance Corporation, Mississippi, PCR, Refunding (System
                               Energy Resources Inc. Project), 5.90% due 5/01/2022                                    2,524

Missouri - 1.4%        2,000   Fenton, Missouri, Tax Increment Revenue Refunding and Improvement Bonds
                               (Gravois Bluffs), 7% due 10/01/2021                                                    2,163
                       1,000   Missouri State Development Finance Board, Infrastructure Facilities, Revenue
                               Refunding Bonds (Branson), Series A, 5.50% due 12/01/2032                              1,046

Nevada - 1.4%          3,000   Clark County, Nevada, IDR (Power Company Project), AMT, Series A, 6.70% due
                               6/01/2022 (b)                                                                          3,065

New Jersey - 10.1%             New Jersey EDA, Cigarette Tax Revenue Bonds:
                       5,385         5.75% due 6/15/2029                                                              5,717
                       2,280         5.75% due 6/15/2034                                                              2,405
                               New Jersey EDA, Retirement Community Revenue Bonds, Series A:
                       1,475         (Cedar Crest Village Inc. Facility), 7.25% due 11/15/2031                        1,554
                       3,600         (Seabrook Village Inc.), 8.25% due 11/15/2030                                    3,896
                               New Jersey EDA, Special Facility Revenue Bonds (Continental Airlines Inc.
                               Project), AMT:
                       1,000         6.625% due 9/15/2012                                                               920
                       2,950         6.25% due 9/15/2029                                                              2,347
                       3,325   New Jersey Health Care Facilities Financing Authority Revenue Bonds (South
                               Jersey Hospital), 6% due 7/01/2026                                                     3,575
                       2,315   Tobacco Settlement Financing Corporation of New Jersey Revenue Bonds, 7% due
                               6/01/2041                                                                              2,393

New Mexico - 1.0%      2,000   Farmington, New Mexico, PCR, Refunding (Public Service Company-San Juan Project),
                               Series A, 6.30% due 12/01/2016                                                         2,152

New York - 19.1%       1,320   Dutchess County, New York, IDA, Civic Facility, Revenue Refunding Bonds (Saint
                               Francis Hospital), Series A, 7.50% due 3/01/2029                                       1,319
                         535   New York City, New York, City IDA, Civic Facility Revenue Bonds, Series C,
                               6.80% due 6/01/2028                                                                      555
                       1,110   New York City, New York, City IDA, Special Facility Revenue Bonds (British
                               Airways Plc Project), AMT, 7.625% due 12/01/2032                                       1,167
                      11,000   New York City, New York, GO, Refunding, Series G, 5.75% due 2/01/2006 (b)(g)      11,516
                               New York City, New York, GO, Series F (h):
                       7,635         6% due 8/01/2006 (g)                                                             8,159
                       2,365         6% due 8/01/2016                                                                 2,529
                       3,485   New York City, New York, Sales Tax Asset Receivable Corporation Revenue Bonds,
                               Series A, 5.25% due 10/15/2027 (a)                                                     3,806
                       2,715   New York State Dormitory Authority Revenue Bonds (School Districts Financing
                               Program), Series D, 5.25% due 10/01/2023 (h)                                           2,998
                               Tobacco Settlement Financing Corporation of New York Revenue Bonds:
                       3,150         Series A-1, 5.50% due 6/01/2018                                                  3,503
                       3,500         Series C-1, 5.50% due 6/01/2017                                                  3,857
                       1,400         Series C-1, 5.50% due 6/01/2022                                                  1,538
                       2,080   Westchester County, New York, IDA, Continuing Care Retirement, Mortgage Revenue
                               Bonds (Kendal on Hudson Project), Series A, 6.50% due 1/01/2034                        2,124

North Carolina - 0.5%  1,000   North Carolina Medical Care Commission, Health Care Housing Revenue Bonds
                               (The ARC of North Carolina Projects), Series A, 5.80% due 10/01/2034                   1,016

Oklahoma - 0.6%        1,425   Tulsa, Oklahoma, Municipal Airport Trust, Revenue Refunding Bonds
                               (AMR Corporation), AMT, Series A, 5.375% due 12/01/2035                                1,380

Oregon - 0.9%          2,050   Western Generation Agency, Oregon, Cogeneration Project Revenue Bonds
                               (Wauna Cogeneration Project), AMT, Series B, 7.40% due 1/01/2016                       2,100

Pennsylvania - 6.3%      700   Montgomery County, Pennsylvania, IDA, Revenue Bonds (Whitemarsh Continuing
                               Care Project), 6.125% due 2/01/2028                                                      704
                       3,500   Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue
                               Bonds (National Gypsum Company), AMT, Series B, 6.125% due 11/01/2027                  3,679
                         725   Philadelphia, Pennsylvania, Authority for IDR, Commercial Development, 7.75%
                               due 12/01/2017                                                                           741
                       2,500   Philadelphia, Pennsylvania, Authority for IDR, Commercial Development (Days Inn),
                               Refunding, Series B, 6.50% due 10/01/2027                                              2,580
                               Philadelphia, Pennsylvania, Authority for Industrial Development, Senior
                               Living Revenue Bonds:
                       1,105         (Arbor House Inc. Project), Series E, 6.10% due 7/01/2033                        1,077
                       1,245         (Saligman House Project), Series C, 6.10% due 7/01/2033                          1,214
                       3,500   Sayre, Pennsylvania, Health Care Facilities Authority Revenue Bonds
                               (Guthrie Health Issue), Series B, 7.125% due 12/01/2031                                4,154

Rhode Island - 1.4%    2,820   Rhode Island State Health and Educational Building Corporation, Hospital
                               Financing Revenue Bonds (Lifespan Obligation Group), 6.50% due 8/15/2032               3,070

South Carolina - 1.6%  3,020   Medical University Hospital Authority, South Carolina, Hospital Facilities
                               Revenue Refunding Bonds, Series A, 6.375% due 8/15/2012 (g)                            3,633

Tennessee - 6.1%       4,500   Hardeman County, Tennessee, Correctional Facilities Corporation Revenue Bonds,
                               7.75% due 8/01/2017                                                                    4,709
                               Shelby County, Tennessee, Health, Educational and Housing Facility Board,
                               Hospital Revenue Refunding Bonds (Methodist Healthcare):
                       2,730         6.50% due 9/01/2012 (g)                                                          3,297
                       1,845         6.50% due 9/01/2026 (c)                                                          2,230
                       3,400   Tennessee Educational Loan Revenue Bonds (Educational Funding South Inc.),
                               AMT, Senior Series B, 6.20% due 12/01/2021                                             3,534

Texas - 16.4%          4,000   Austin, Texas, Convention Center Revenue Bonds (Convention Enterprises Inc.),
                               First Tier, Series A, 6.70% due 1/01/2028                                              4,285
                         100   Bell County, Texas, Health Facilities Development Corporation, Hospital
                               Revenue Bonds (Scott & White Memorial Hospital), VRDN, Series 2001-2,
                               1.84% due 8/15/2031 (e)(h)                                                               100
                               Brazos River Authority, Texas, PCR, Refunding (TXU Energy Company LLC Project):
                         900         AMT, Series C, 6.75% due 10/01/2038                                                985
                       1,000         Series B, 4.75% due 5/01/2029                                                    1,029
                       2,340   Brazos River Authority, Texas, Revenue Refunding Bonds (Reliant Energy Inc.
                               Project), Series B, 7.75% due 12/01/2018                                               2,597
                       3,875   Brazos River, Texas, Harbor Navigation District, Brazoria County Environmental
                               Revenue Refunding Bonds (Dow Chemical Company Project), AMT, Series A-7, 6.625%
                               due 5/15/2033                                                                          4,283
          		 500   Harris County, Texas, Health Facilities Development Corporation, Hospital Revenue
                	       Bonds (Texas Children's Hospital), VRDN, Series B-1, 1.84% due 10/01/2029 (e)(h)         500
                       1,800   Houston, Texas, Health Facilities Development Corporation, Retirement Facility
                               Revenue Bonds (Buckingham Senior Living Community), Series A, 7.125% due 2/15/2034     1,901
                       3,000   Lower Colorado River Authority, Texas, PCR (Samsung Austin Semiconductor), AMT,
                               6.375% due 4/01/2027                                                                   3,233
                       1,485   Matagorda County, Texas, Navigation District Number 1, Revenue Refunding Bonds
                               (Reliant Energy Inc.), Series C, 8% due 5/01/2029                                      1,645
                       1,425   Port Corpus Christi, Texas, Individual Development Corporation, Environmental
                               Facilities Revenue Bonds (Citgo Petroleum Corporation Project), AMT, 8.25%
                               due 11/01/2031                                                                         1,537
                       5,000   Port Corpus Christi, Texas, Revenue Refunding Bonds (Celanese Project), Series A,
                               6.45% due 11/01/2030                                                                   5,085
                       6,465   Texas State Department of Housing and Community Affairs, Residential Mortgage
                               Revenue Bonds, AMT, Series A, 5.70% due 1/01/2033 (d)                                  6,694
                       2,970   Texas State Department of Housing and Community Affairs, Residential Mortgage
                               Revenue Refunding Bonds, AMT, Series B, 5.25% due 7/01/2022 (d)                        3,093

Vermont - 1.1%         2,370   Vermont Educational and Health Buildings, Financing Agency Revenue Bonds
                               (Developmental and Mental Health), Series A, 6% due 6/15/2017                          2,500

Virginia - 7.4%       .1,150   Chesterfield County, Virginia, IDA, PCR (Virginia Electric and Power Company),
                               Series A, 5.875% due 6/01/2017                                                         1,276
                       7,000   Fairfax County, Virginia, EDA, Resource Recovery Revenue Refunding Bonds, AMT,
                               Series A, 6.10% due 2/01/2011 (a)                                                      7,980
                               Pocahontas Parkway Association, Virginia, Toll Road Revenue Bonds:
                       4,250         Senior-Series A, 5.50%* due 8/15/2028                                            4,071
                       1,500         Senior-Series B, 8.40%* due 8/15/2029                                              347
                         300         Senior-Series B, 8.80%* due 8/15/2030                                               63
                       2,950   Virginia State, HDA, Commonwealth Mortgage Revenue Bonds, Series J,
                               Sub-Series J-1, 5.20% due 7/01/2019 (h)                                                3,005

Washington - 0.6%      1,380   Seattle, Washington, Housing Authority Revenue Bonds (Replacement Housing Project),
                               6.125% due 12/01/2032                                                                  1,373

West Virginia - 0.4%   1,000   Princeton, West Virginia, Hospital Revenue Refunding Bonds (Community Hospital
                               Association Inc. Project), 6% due 5/01/2019                                              813

Wisconsin - 2.2%       2,000   Evansville, Wisconsin, Community School District, GO, Refunding, 5.50% due
                               4/01/2020 (b)                                                                          2,239
                               Wisconsin State Health and Educational Facilities Authority Revenue Bonds:
                         825         (New Castle Place Project), Series A, 7% due 12/01/2031                            841
                       1,755         (Synergyhealth Inc.), 6% due 11/15/2032                                          1,847

Wyoming - 1.4%         3,000   Sweetwater County, Wyoming, Solid Waste Disposal Revenue Bonds (FMC Corporation
                               Project), AMT, Series B, 6.90% due 9/01/2024                                           3,045

Puerto Rico - 0.6%     2,060   Puerto Rico Industrial Medical and Environmental Pollution Control Facilities
                               Financing Authority, Special Facilities Revenue Bonds (American Airlines Inc.),
                               Series A, 6.45% due 12/01/2025                                                         1,452

U.S. Virgin            4,650   Virgin Islands Government Refinery Facilities, Revenue Refunding Bonds (Hovensa
Islands - 2.3%                 Coker Project), AMT, 6.50% due 7/01/2021                                               5,100

                               Total Municipal Bonds (Cost - $311,459) - 147.0%                                     331,037
                      Shares
                        Held       Short-Term Securities
                           9   Merrill Lynch Institutional Tax-Exempt Fund (i)                                            9

                               Total Short-Term Securities (Cost - $9) - 0.0%                                             9

                               Total Investments (Cost - $311,468**) - 147.0%                                       331,046
                               Other Assets Less Liabilities - 1.8%                                                   4,124
                               Preferred Stock, at Redemption Value - (48.8%)                                     (110,019)
                                                                                                                 ----------
                               Net Assets Applicable to Common Stock - 100.0%                                    $  225,151
                                                                                                                 ==========


(a)AMBAC Insured.

(b)FGIC Insured.

(c)Escrowed to maturity.

(d)FNMA/GNMA Collateralized.

(e)Security has a maturity of more than one year, but has variable rate and demand features, which qualify it as a short-term security.
The rate disclosed is that currently in effect. This rate changes periodically based upon prevailing market rates.

(f)The rate disclosed is that currently in effect. This rate changes periodically and inversely based upon prevailing market rates.

(g)Prerefunded.

(h)MBIA Insured.

(i)Investments in companies considered to be an affiliate of the Fund (such companies are defined as "Affiliated Companies" in Section 2(a)(3) of the Investment Company Act of 1940) were as follows:

                                  (in Thousands)

                               Net    Dividend
Affiliate                    Activity  Income

Merrill Lynch Institutional
Tax-Exempt Fund                  -      $10

(j)Radian Insured.

(k)ACA Insured.

*Represents a zero coupon bond; the interest rate shown reflects the effective yield at the time of purchase by the Fund.

**The cost and unrealized appreciation (depreciation) of investments as of January 31, 2005, as computed for federal income tax purposes, were as follows:

                                                  (in Thousands)

Aggregate cost                                       $  311,468
                                                     ==========
Gross unrealized appreciation                        $   20,753
Gross unrealized depreciation                           (1,175)
                                                     ----------
Net unrealized appreciation                          $   19,578
                                                     ==========


Item 2 - Controls and Procedures

2(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 - Exhibits

Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


MuniHoldings Fund, Inc.


By:    /s/ Robert C. Doll, Jr.
       Robert C. Doll, Jr.,
       President
       MuniHoldings Fund, Inc.


Date: March 21, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:    /s/ Robert C. Doll, Jr.
       Robert C. Doll, Jr.,
       President
       MuniHoldings Fund, Inc.


Date: March 21, 2005


By:    /s/ Donald C. Burke
       Donald C. Burke,
       Chief Financial Officer
       MuniHoldings Fund, Inc.


Date: March 21, 2005